Segment Information (Reconciliation of Revenue from Segments to Consolidated) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016 [1]	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015 [2]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 41,841	$ 40,890	$ 40,520	$ 40,535	$ 42,119	$ 39,091	$ 33,015	$ 32,576	$ 163,786	$ 146,801	$ 132,447
Operations and Support Expenses									113,592	100,000	101,962
EBITDA									50,194	46,801	30,485
Depreciation and Amortization									25,847	22,016	18,273
Operating Income (Loss)	4,248	6,408	6,560	7,131	7,532	5,923	5,773	5,557	24,347	24,785	12,212
Equity in net income of affiliates									98	79	175
Segment Contribution	$ 4,248	$ 6,408	$ 6,560	$ 7,131	$ 7,532	$ 5,923	$ 5,773	$ 5,557	19,812	20,692	10,355
Business Solutions
Segment Reporting Information [Line Items]
Segment Contribution									16,826	16,392	15,425
Entertainment Group
Segment Reporting Information [Line Items]
Segment Contribution									6,104	2,000	(1,234)
Consumer Mobility
Segment Reporting Information [Line Items]
Segment Contribution									9,825	9,738	9,050
International
Segment Reporting Information [Line Items]
Segment Contribution									(661)	(488)	153
Segment Total
Segment Reporting Information [Line Items]
Segment Contribution									32,094	27,642	23,394
Operating Segments [Member] | Business Solutions
Segment Reporting Information [Line Items]
Revenues									70,988	71,127	70,606
Operations and Support Expenses									44,330	44,946	45,826
EBITDA									26,658	26,181	24,780
Depreciation and Amortization									9,832	9,789	9,355
Operating Income (Loss)									16,826	16,392	15,425
Equity in net income of affiliates									0	0	0
Segment Contribution									16,826	16,392	15,425
Operating Segments [Member] | Entertainment Group
Segment Reporting Information [Line Items]
Revenues									51,295	35,294	22,233
Operations and Support Expenses									39,338	28,345	18,992
EBITDA									11,957	6,949	3,241
Depreciation and Amortization									5,862	4,945	4,473
Operating Income (Loss)									6,095	2,004	(1,232)
Equity in net income of affiliates									9	(4)	(2)
Segment Contribution									6,104	2,000	(1,234)
Operating Segments [Member] | Consumer Mobility
Segment Reporting Information [Line Items]
Revenues									33,200	35,066	36,769
Operations and Support Expenses									19,659	21,477	23,891
EBITDA									13,541	13,589	12,878
Depreciation and Amortization									3,716	3,851	3,827
Operating Income (Loss)									9,825	9,738	9,051
Equity in net income of affiliates									0	0	(1)
Segment Contribution									9,825	9,738	9,050
Operating Segments [Member] | International
Segment Reporting Information [Line Items]
Revenues									7,283	4,102	0
Operations and Support Expenses									6,830	3,930	0
EBITDA									453	172	0
Depreciation and Amortization									1,166	655	0
Operating Income (Loss)									(713)	(483)	0
Equity in net income of affiliates									52	(5)	153
Segment Contribution									(661)	(488)	153
Operating Segments [Member] | Segment Total
Segment Reporting Information [Line Items]
Revenues									162,766	145,589	129,608
Operations and Support Expenses									110,157	98,698	88,709
EBITDA									52,609	46,891	40,899
Depreciation and Amortization									20,576	19,240	17,655
Operating Income (Loss)									32,033	27,651	23,244
Equity in net income of affiliates									61	(9)	150
Segment Contribution									32,094	27,642	23,394
Operating Segments [Member] | Corporate and Other
Segment Reporting Information [Line Items]
Operating Income (Loss)									(195)	176	263
Operating Segments [Member] | Acquisition-related items
Segment Reporting Information [Line Items]
Operating Income (Loss)									(6,380)	(4,784)	(1,272)
Operating Segments [Member] | Certain Significant items
Segment Reporting Information [Line Items]
Operating Income (Loss)									(1,111)	1,742	(10,023)
Consolidation Non-Segment [Member] | Corporate and Other
Segment Reporting Information [Line Items]
Revenues									1,043	1,297	2,839
Operations and Support Expenses									1,173	1,057	2,471
EBITDA									(130)	240	368
Depreciation and Amortization									65	64	105
Consolidation Non-Segment [Member] | Acquisition-related items
Segment Reporting Information [Line Items]
Revenues									0	(85)	0
Operations and Support Expenses									1,203	1,987	785
EBITDA									(1,203)	(2,072)	(785)
Depreciation and Amortization									5,177	2,712	487
Consolidation Non-Segment [Member] | Certain Significant items
Segment Reporting Information [Line Items]
Revenues									(23)	0	0
Operations and Support Expenses									1,059	(1,742)	9,997
EBITDA									(1,082)	1,742	(9,997)
Depreciation and Amortization									$ 29	$ 0	$ 26

[1]	Includes an actuarial loss on pension and postretirement benefit plans (Note 12), asset impairment charge (Note 1) and change in accounting estimate (Note 1).
[2]	Includes an actuarial gain on pension and postretirement benefit plans (Note 12) and asset abandonment charges (Note 6).